Financial Instruments (Securities Repurchase and Reverse Repurchase Arrangements) (Details) - Dec. 31, 2014 - USD ($) $ in Millions	Total
Financial Instruments [Line Items]
Securities For Repurchase Agreements	$ 169
Reverse Repurchase Agreements Maturities	90 days
Securities for Reverse Repurchase Agreements	$ 11,500